Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of net borrowings interest rate profile	The interest rate profile of the group's net borrowings is as follows:

	2026	2025
	$ million	$ million
Fixed rate	18,547	19,051
Floating rate(1)	1,368	2,289
Impact of financial derivatives and fair value adjustments	(118)	(139)
Lease liabilities	685	653
Net borrowings	20,482	21,854
(1)The floating rate portion of net borrowings includes cash and cash equivalents, floating rate loans and bonds, and bank overdrafts.
Schedule of average monthly net borrowings and effective interest rate	The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2026 $ million	2025 $ million	2024 $ million	2026%	2025%	2024%
21,684	21,540	21,034	3.9	4.1	4.3
(i)For this calculation, net interest charge includes interest capitalised and excludes fair value adjustments to derivative financial instruments and average monthly net borrowings include the impact of interest rate swaps that are no longer in a hedge relationship but exclude the market value adjustment for cross currency interest rate swaps.
Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts	The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments. The sensitivity analysis excludes the impact of market risk on the net post-employment benefit assets and liabilities, and corporate tax payable. The results of the sensitivity analysis should not be considered as projections of likely future events as actual gains or losses in the future may differ materially due to fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(1)
	2026 $ million	2025 $ million	2026 $ million	2025 $ million
0.5% decrease in interest rates	24	30	28	38
0.5% increase in interest rates	(23)	(29)	(27)	(37)
10% weakening of US dollar	(33)	(46)	(491)	(1,049)
10% strengthening of US dollar	26	37	411	867
(1)The impact on the consolidated statement of comprehensive income includes the impact on the income statement.
Schedule of derivative financial instruments

	Gross amount $ million	Right of asset offset $ million	Right of liability offset $ million	Net amount $ million
2026
Derivative financial assets	656	(210)	(67)	379
Derivative financial liabilities	(342)	210	67	(65)
2025
Derivative financial assets	733	(147)	(72)	514
Derivative financial liabilities	(275)	147	72	(56)

Schedule of contractual cash flows	Contractual cash flows

	Due within 1 year $ million	Due between 1 and 3 years $ million	Due between 3 and 5 years $ million	Due after 5 years $ million	Total $ million	Carrying amount at balance sheet date $ million
2026
Borrowings(1)(2)(3)	(3,349)	(5,449)	(4,926)	(13,189)	(26,913)	(21,733)
Leases(3)	(141)	(207)	(142)	(326)	(816)	(685)
Trade and other financial liabilities(4)	(5,451)	(130)	(17)	(4)	(5,602)	(5,353)
Non-derivative financial liabilities	(8,941)	(5,786)	(5,085)	(13,519)	(33,331)	(27,771)
Derivative financial instruments
Receivable	6,684	3,449	515	6,429	17,077
Payable	(6,719)	(3,531)	(543)	(6,065)	(16,858)
Derivative instruments(2)(5)	(35)	(82)	(28)	364	219	302
2025
Borrowings(1)(2)(3)	(3,873)	(5,970)	(5,392)	(14,398)	(29,633)	(24,100)
Leases(3)	(137)	(198)	(136)	(306)	(777)	(653)
Trade and other financial liabilities(4)	(5,912)	(165)	(16)	(23)	(6,116)	(6,039)
Non-derivative financial liabilities	(9,922)	(6,333)	(5,544)	(14,727)	(36,526)	(30,792)
Derivative financial instruments
Receivable	7,715	1,718	1,153	5,099	15,685
Payable	(7,702)	(1,741)	(1,184)	(4,596)	(15,223)
Derivative instruments(2)(5)	13	(23)	(31)	503	462	438
(1)For the purposes of these tables, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note 17.
(2)Carrying amount of interest on borrowings, interest on derivatives and interest on other payables is included within interest payable in note 15.
(3)Including both principal and interest.
(4)Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
(5)Derivative financial instruments consist of foreign currency swaps and forwards, cross currency swaps, interest rate swaps and commodity trades.

Schedule of available undrawn committed bank facilities	The group had available undrawn committed bank facilities as follows:

	2026 $ million	2025 $ million
Expiring within one year	1,063	1,040
Expiring after one year	3,500	2,460
	4,563	3,500

Schedule of financial assets and liabilities measured at fair value	The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2026 $ million	2025 $ million
Derivative assets	656	733
Derivative liabilities	(342)	(275)
Valuation techniques based on observable market input (Level 2)	314	458
Financial assets - other	51	75
Financial liabilities - other	(140)	(226)
Valuation techniques based on unobservable market input (Level 3)	(89)	(151)

Schedule of movements in level 3 measured on recurring basis	The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Financial liabilities - other (level 3)	Financial liabilities - other (level 3)
	2026 $ million	2025 $ million
At the beginning of the year	(226)	(443)
Net gains included in the income statement	81	140
Net gains/(losses) included in exchange in other comprehensive income	2	(8)
Net (losses)/gains included in retained earnings	(10)	89
Acquisitions	—	(12)
Settlement of liabilities	13	8
At the end of the year	(140)	(226)

Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories	Further to the foreign currency borrowings in net investment hedge relationships disclosed in note 16(a), the notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships by the main risk categories are as follows:

	Notional amounts $ million	Maturity	Range of hedged rates
2026
Net investment hedges
Derivatives in net investment hedges of foreign operations	1,704	August 2026 - October 2027	Canadian dollar 1.32 - 1.45 Chinese yuan 6.62 - 7.29 Indian rupees 94.34
Foreign currency borrowings in net investment hedges	5,465	June 2029 - August 2044	sterling 0.73 - 0.76 euro 0.86 - 0.87
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)(1)	4,684	October 2027 - June 2034	euro 0.87 - 0.90 sterling 0.74 - 0.75
Derivatives in cash flow hedge (foreign currency risk)(2)	1,489	September 2026 - August 2028	sterling 0.73 - 0.81 Mexican peso 17.95 - 23.69
Derivatives in cash flow hedge (commodity price risk)(2)	223	July 2026 - September 2028	Wheat: 180.00 - 200.00 GBP/Mt Natural Gas: 0.60 - 0.93 GBP/therm
Fair value hedges
Derivatives in fair value hedge(3)	4,248	March 2027 - June 2038	EURIBOR 1.93 - 1.94% SOFR 0.00 - 1.61% SONIA 0.00 - 0.14%
2025
Net investment hedges
Derivatives in net investment hedges of foreign operations	2,255	August 2025 - October 2027	euro 0.84 - 0.85 Canadian dollar 1.29 - 1.48 Chinese yuan 6.93 - 7.29
Foreign currency borrowings in net investment hedges	9,561	May 2026 - August 2044	sterling 0.75 - 0.82 euro 0.86 - 0.94
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)(1)	2,873	September 2028 - June 2034	euro 0.89 - 0.90
Derivatives in cash flow hedge (foreign currency risk)(2)	1,586	September 2025 - January 2028	sterling 0.74 - 0.81 Mexican peso 17.73 - 23.69
Derivatives in cash flow hedge (commodity price risk)(2)	275	July 2025 - June 2027	Aluminium: 2,426.00 - 2,693.50 USD/Mt Natural Gas: 0.74 - 1.38 GBP/therm
Fair value hedges
Derivatives in fair value hedge(3)	4,229	September 2025 - April 2035	EURIBOR 1.93 - 1.94% SOFR 0.27 - 1.61%
(1)For cash flow hedges in respect of foreign currency debt, the notional amount of hedged items recognised in the consolidated balance sheet equals the notional value of the hedging instruments at 30 June 2026 and is included within borrowings. Exchange retranslation and the interest on the hedged bonds are expected to offset those on the cross currency swaps in the income statement in each of the years.
(2)In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.
(3)In case of derivatives in fair value hedges, the range of the floating interest rates of the derivatives are presented.

Schedule of effectiveness and impacts of hedging relationships	The following table sets out information regarding the effectiveness of hedging relationships designated by the group, as well as the impacts on the income statement and other comprehensive income:

			Other comprehensive income
	At the beginning of the year $ million	Consolidated income statement $ million	Recognised in other comprehensive income $ million	Recycled to income statement $ million	Other(2) $ million	At the end of the year $ million
2026
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations(3)	(17)	24	(34)	(9)	6	(30)
Foreign currency borrowings in net investment hedges	(9,561)	(7)	221	7	3,875	(5,465)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	185	(126)	(113)	126	16	88
Derivatives in cash flow hedge (foreign currency risk)	103	74	58	(78)	(74)	83
Derivatives in cash flow hedge (commodity price risk)	(8)	(8)	21	8	11	24
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(210)	11	—	—	—	(199)
Borrowings in fair value hedge	205	(9)	—	—	—	196
Instruments in fair value hedge relationship	(5)	2	—	—	—	(3)
2025
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	367	44	24	(26)	(426)	(17)
Foreign currency borrowings in net investment hedges	(8,109)	—	(768)	—	(684)	(9,561)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	(32)	230	161	(230)	56	185
Derivatives in cash flow hedge (foreign currency risk)	27	54	144	(68)	(54)	103
Derivatives in cash flow hedge (commodity price risk)	(9)	(19)	(20)	19	21	(8)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(376)	166	—	—	—	(210)
Borrowings in fair value hedge	368	(163)	—	—	—	205
Instruments in fair value hedge relationship	(8)	3	—	—	—	(5)
(1)There was no significant ineffectiveness on net investment, cash flow and fair value hedges during the years ended 30 June 2026 and 2025, accordingly the fair value movement of the hedged items was materially similar and offsetting the movement of the hedges.
(2)Other movements include cash flows on result of matured derivatives, notional of bonds designated in or de-designated from net investment hedges and reclassification of hedging instruments between hedge portfolios and de-designation of hedging instruments.
(3)In respect of derivatives in net investment hedges, in the year ended 30 June 2026 a loss of $22 million (2025 - $77 million) was recognised in net investment hedge reserve, a loss of $12 million (2025 - a gain of $101 million) was recognised in cost of hedging and a gain of $9 million (2025 - a gain of $26 million) was transferred out of other comprehensive income to other finance charge.
Schedule of financial assets and liabilities	The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

		2026			2025
	Category	Current $ million	Non-current $ million	Total $ million	Current $ million	Non-current $ million	Total $ million
Other investments and loans(1)	a/b	—	53	53	—	76	76
Trade and other receivables(2)	b/c	3,277	64	3,341	3,504	38	3,542
Cash and cash equivalents	b	1,520	—	1,520	2,200	—	2,200
Derivatives	a	150	506	656	118	615	733
Mutual fund	b	261	7	268	318	8	326
Receivable from share trusts	b	86	—	86	88	—	88
Total other financial assets		497	513	1,010	524	623	1,147
Total financial assets		5,294	630	5,924	6,228	737	6,965
Borrowings(3)	b	(2,449)	(19,062)	(21,511)	(2,928)	(20,820)	(23,748)
Trade and other payables(2)	b/c	(6,425)	(150)	(6,575)	(6,952)	(192)	(7,144)
Derivatives	a	(113)	(229)	(342)	(65)	(210)	(275)
Put option	a	(112)	—	(112)	(101)	—	(101)
Leases	b	(118)	(567)	(685)	(112)	(541)	(653)
Total other financial liabilities		(343)	(796)	(1,139)	(278)	(751)	(1,029)
Total financial liabilities		(9,217)	(20,008)	(29,225)	(10,158)	(21,763)	(31,921)
Total net financial liabilities		(3,923)	(19,378)	(23,301)	(3,930)	(21,026)	(24,956)
(1)Other investments and loans include those in respect of associates. Out of the total balance, $51 million (2025 - $75 million) is measured at fair value through profit or loss and $2 million (2025 - $1 million) at amortised cost.
(2)Trade receivables comprise $2,922 million (2025 - $3,120 million) measured at amortised cost and $419 million (2025 - $422 million) relating to items not categorised as financial instruments. Trade payables include balances measured at amortised cost of $5,572 million (2025 - $5,979 million), at fair value through profit or loss of $28 million (2025 - $125 million) and item not categorised as financial instruments of $975 million (2025 - $1,040 million).
(3)Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.
a.Financial instruments at fair value through profit or loss.
b.Financial instruments measured at amortised cost.
c.Not categorised as a financial instrument.